Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances

NOTE 8—FEDERAL HOME LOAN BANK ADVANCES

The Corporation has a $40 million cash management advance line of credit with the FHLB. The Corporation had no outstanding balance on this line as of December 31, 2012 and December 31, 2011. The Corporation also has an $80 million repo advance line with the FHLB with no outstanding balances as of December 31, 2012 and December 31, 2011.

At year end, advances from the FHLB were as follows:

	2012	2011
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$40,261	$50,295

Scheduled principal reductions of FHLB advances at December 31, 2012 were as follows.

2013	$2,538
2014	30,223
2015	5,000
2017	2,500

Total	$40,261

In addition to the borrowings, the Corporation has outstanding letters of credit with the FHLB totaling $23,600 at year-end 2012 and $23,710 at year-end 2011 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $95,792 and $111,007 of residential mortgage loans under a blanket lien arrangement at year-end 2012 and 2011, respectively.

The Corporation had a FHLB maximum borrowing capacity of $100,501 as of December 31, 2012, with remaining borrowing capacity of approximately $36,640. The borrowing arrangement with FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.